Derivative financial instruments and hedging activities - Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	$ 102,967	$ 95,247
Impact of master netting agreements	82,958	57,593
Replacement cost (after netting agreements)	20,009	37,654
Banks [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	48,509	42,937
Impact of master netting agreements	47,376	36,081
Replacement cost (after netting agreements)	1,133	6,856
OECD Governmemnts [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	18,126	18,749
Impact of master netting agreements	17,705	8,348
Replacement cost (after netting agreements)	421	10,401
Other Counterparties [Member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	36,332	33,561
Impact of master netting agreements	17,877	13,164
Replacement cost (after netting agreements)	18,455	20,397
Risk rating AAA, AA [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	27,126	25,458
Impact of master netting agreements	23,146	14,544
Replacement cost (after netting agreements)	3,980	10,914
Risk rating A [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	38,812	32,693
Impact of master netting agreements	35,088	24,255
Replacement cost (after netting agreements)	3,724	8,438
Risk rating BBB [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	20,620	21,215
Impact of master netting agreements	16,719	15,046
Replacement cost (after netting agreements)	3,901	6,169
Risk rating BB or lower [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	16,409	15,881
Impact of master netting agreements	8,005	3,748
Replacement cost (after netting agreements)	$ 8,404	$ 12,133